iShares MSCI Russia ETF
iSHARES® MSCI RUSSIA ETF Ticker: ERUS Stock Exchange: NYSE Arca
Investment Objective
The iShares MSCI Russia ETF (the “Fund”) seeks to track the investment results of an index composed of Russian equities.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the “Company”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Russia ETF | iShares MSCI Russia ETF	0.62%	none	none	0.62%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
iShares MSCI Russia ETF | iShares MSCI Russia ETF | USD ($)	63	199	346	774

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI Russia 25/50 Index (the “Underlying Index”), which is designed to measure the performance of equity securities listed on stock exchanges in Russia. The Underlying Index is a free float-adjusted market capitalization-weighted index with a capping methodology applied to issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with a weight above 5% do not cumulatively exceed 50% of the Underlying Index weight. The Underlying Index may include large-, mid- or small- capitalization companies. As of August 31, 2017, a significant portion of the Underlying Index is represented by securities of energy, financials and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities and other assets in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), such as the Fund, that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Commodity Risk. The Fund invests in Russian issuers that are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments or other factors that the Fund cannot control could have an adverse impact on the Russian economy.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning.

Custody Risk. Less developed securities markets (including Russia) are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories.

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, the Index Provider, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations and energy conservation efforts.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Underlying Index is comprised of common stocks, which generally subject their holders to more risks than holders of preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stock and debt securities upon the bankruptcy of the issuer.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The impact of more stringent capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Geographic Risk. A natural or other disaster could occur in Russia, which could adversely affect the economy or the business operations of companies in Russia, causing an adverse impact on the Fund's investments in Russia.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index and that the Fund will therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, changes in exchange rates, depletion of resources, over-production, litigation and changes in government regulations, among other factors.

National Closed Market Trading Risk. To the extent that the underlying securities held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting issuers of Russian securities or Russian markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. The Fund is specifically exposed to Eastern European Economic Risk.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Passive Investment Risk. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

Privatization Risk. Russia has privatized certain entities and industries; privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its portfolio companies' trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Risk of Investing in Emerging Markets. Russia is an emerging markets country. The Fund's investments in emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. A number of jurisdictions, including the U.S., Canada and the European Union, have imposed economic sanctions on certain Russian individuals and Russian corporate entities. These and future sanctions, or even the threat of further sanctions, may adversely affect Russia’s economy and the Fund’s investments.

Security Risk. Russia has experienced security concerns, such as terrorism and strained international relations. Incidents involving a country's or region's security may cause uncertainty in Russian markets and may adversely affect its economy and the Fund's investments.

Tracking Error Risk. Tracking error is the divergence of a fund’s performance from that of the applicable underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in the applicable underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the fund's valuation of a security at the time of calculation of the fund's NAV), differences in transaction costs, the fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the applicable underlying index or the costs to the fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while the applicable underlying index does not. INDEX ETFs THAT TRACK INDICES WITH SIGNIFICANT WEIGHT IN EMERGING MARKETS ISSUERS MAY EXPERIENCE HIGHER TRACKING ERROR THAN OTHER INDEX ETFs THAT DO NOT TRACK SUCH INDICES.

Valuation Risk. The price the Fund could receive upon sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Performance Information
The Fund previously operated as a series of iShares MSCI Russia Capped ETF, Inc. (the “Predecessor Fund”). Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a reorganization (the “Reorganization”), which was tax-free for U.S. federal income tax purposes. The Reorganization occurred on January 26, 2015. As a result of the Reorganization, the Fund has assumed the performance and accounting history of the Predecessor Fund. The returns presented for the Fund for periods prior to January 26, 2015 reflect the performance of the Predecessor Fund.The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.
Year by Year Returns (Years Ended December 31)
[1]	The Fund’s year-to-date return as of September 30, 2017 was 0.96%.

The best calendar quarter return during the periods shown above was 19.15% in the 1st quarter of 2012; the worst was -31.92% in the 4th quarter of 2014.

Updated performance information may be obtained by visiting our website at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - iShares MSCI Russia ETF		One Year	Five Years	Since Predecessor Fund Inception	Predecessor Fund Inception Date
iShares MSCI Russia ETF		53.95%	(0.74%)	(3.39%)	Nov. 09, 2010
iShares MSCI Russia ETF | Return After Taxes on Distributions	[1]	53.66%	(1.06%)	(3.64%)
iShares MSCI Russia ETF | Return After Taxes on Distributions and Sale of Fund Shares	[1]	31.91%	(0.19%)	(2.18%)
MSCI Russia 25/50 Index (Index returns do not reflect deductions for fees, expenses or taxes)		55.49%	0.03%	(2.75%)
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.